Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (4,597)	$ (5,153)	$ (31,941)	$ (12,200)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	4,416	3,682	35,692	(20,204)
Realized and unrealized gains (losses) on derivative instruments	(181)	(1,471)	3,751	(32,404)
Interest rate swap agreements
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(4,238)	(5,349)	(13,509)	(11,905)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	4,336	3,956	35,915	(20,107)
Foreign currency forward contracts
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	379	0	138
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(56)	(53)	(56)	202
Forward freight agreements
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(359)	(183)	(420)	(433)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 136	$ (221)	$ (167)	$ (299)